BORROWINGS - Weighted Average Information (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 42,249	$ 46,693
Non-recourse subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 40,809	$ 44,593
Weighted average | Non-recourse subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	8.50%	7.40%
Term	6 years 1 month 6 days	5 years 9 months 18 days
Business services
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 15,929
Business services | Non-recourse subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 17,310	$ 15,929
Business services | Weighted average | Non-recourse subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	8.60%	7.60%
Term	7 years 7 months 6 days	8 years 3 months 18 days
Infrastructure services
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 13,411
Infrastructure services | Non-recourse subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 8,977	$ 13,411
Infrastructure services | Weighted average | Non-recourse subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	7.90%	6.90%
Term	4 years 9 months 18 days	4 years 1 month 6 days
Industrials
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 15,253
Industrials | Non-recourse subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 14,522	$ 15,253
Industrials | Weighted average | Non-recourse subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	8.80%	7.80%
Term	5 years 2 months 12 days	4 years 8 months 12 days